Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
Share capital [Text Block]

16. Share capital

Shares

Authorized

Unlimited number of common shares, without par value

Unlimited number of preferred shares, issuable in series

Normal Course Issuer Bid

In December 2025, OR Royalties renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, OR Royalties may acquire up to 9,399,294 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2025 NCIB program are authorized from December 12, 2025 until December 11, 2026. Daily purchases will be limited to 107,496 common shares, other than block purchase exemptions.

Under the terms of the previous NCIB program, OR Royalties was allowed to acquire up to 9,331,275 of its common shares from time to time, from December 12, 2024 to December 11, 2025. Daily purchases were limited to 73,283 common shares.

During the year ended December 31, 2025, the Company purchased for cancellation a total of 1.1 million common shares for $36.7 million (C$50.8 million; average acquisition price per share of C$47.86). During the year ended December 31, 2024, the Company purchased for cancellation a total of 26,000 common shares for $0.4 million (C$0.6 million; average acquisition price per share of C$22.48).

Dividends

The following table provides details on the dividends declared by the Company for the years ended December 31, 2025 and 2024:

Declaration date	Dividend per share	Record date	Payment date	Dividends declared
	$			$
February 19, 2025 (i)	$0.046	March 31, 2025	April 15, 2025	8,475,000
May 7, 2025	$0.055	June 30, 2025	July 15, 2025	10,201,000
August 5, 2025	$0.055	September 30, 2025	October 15, 2025	10,492,000
November 5, 2025	$0.055	December 31, 2025	January 15, 2026	10,116,000
Year 2025	$0.211			39,284,000

February 20, 2024	C$0.060	March 28, 2024	April 15, 2024	8,271,000
May 8, 2024	C$0.065	June 28, 2024	July 15, 2024	8,843,000
August 6, 2024	C$0.065	September 30, 2024	October 15, 2024	8,878,000
November 6, 2024	C$0.065	December 31, 2024	January 15, 2025	8,673,000
Year 2024	C$0.255			34,665,000

(i) Prior to May 2025, the dividends were declared in Canadian dollars. From May 2025, the quarterly dividend is declared in United States dollars. On February 19, 2025, the Board of Directors declared a quarterly dividend of C$0.065 to shareholders of record as of the close of business on March 31, 2025. Based on the foreign currency rate (C$/US$) on the declaration date, the corresponding dividend per share in U.S. dollars was $0.046.

Dividend reinvestment plan

The Company offers a dividend reinvestment plan ("DRIP") that allows Canadian and U.S. shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company's sole election.

As at December 31, 2025, the holders of 13.3 million common shares had elected to participate in the DRIP, representing dividends payable of $0.7 million. During the year ended December 31, 2025, the Company issued 128,684 common shares under the DRIP, at a discount rate of 3% (205,741 common shares in 2024 at a discount rate of 3%). On January 15, 2026, 18,705 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company's primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, mostly through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company's management and governed by the Board of Directors.

	December 31,	December 31,
	2025	2024
	$	$
Long-term debt	-	93,900
Total equity	1,432,041	1,188,953
Undrawn revolving credit facility (i)	650,000	288,336
	2,082,041	1,571,189

(i) Excluding the potential additional available credit (accordion) of $200.0 million as at December 31, 2025 (C$200.0 million as at December 31, 2024) (Note 15).

There were no changes in the Company's approach to capital management during the year ended December 31, 2025, compared to the prior year. The Company is not subject to material externally imposed capital requirements.